RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended		154 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Rental Income, Nonoperating	$ 11,276	$ 0	$ 11,276
Due to Related Parties, Current	23,290	23,290	23,290
Payments for the first year [Member]
Rental Income, Nonoperating	2,819
Payments after the first year [Member]
Rental Income, Nonoperating	1,667
NMC [Member]
Net smelter return royalty to NMC	5.00%
Majority Stockholder Ownership Percentage	29.00%
Due to Related Parties, Current	38,160	36,151	38,160
Related Party Transaction, Amounts of Transaction	361,904
McNeil Consulting Group, LLC [Member]
Due to Related Parties, Current		12,500
Related Party Transaction, Amounts of Transaction	57,500	37,591
Former officers [Member]
Due to Related Parties, Current	23,290		23,290
Searchlight Minerals Corp [Member]
Rental Income, Nonoperating	$ 11,276